Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue		€ 15,290	€ 1,113	€ 28,278	€ 2,881
Cost of sales		1,693	0	7,025	0
Gross profit		13,597	1,113	21,253	2,881
Research and development costs		97,431	58,761	271,006	230,216
Selling, general and administrative expenses		60,671	39,284	164,675	111,876
Operating profit / (loss)		(144,505)	(96,932)	(414,428)	(339,211)
Share of profit / (loss) of associate		(3,696)	(3,855)	(9,736)	19,434
Finance income		20,326	21,321	73,797	44,589
Finance expenses		41,247	877	25,381	2,580
Profit / (loss) before tax		(169,122)	(80,343)	(375,748)	(277,768)
Tax on profit / (loss) for the period		167	(5)	(28)	253
Net profit / (loss) for the period		(168,955)	(80,348)	(375,776)	(277,515)
Attributable to owners of the Company		€ (168,955)	€ (80,348)	€ (375,776)	€ (277,515)
Basic and diluted earnings / (loss) per share		€ (3.03)	€ (1.47)	€ (6.70)	€ (5.13)
Number of shares used for calculation (basic and diluted)	[1]	55,831,561	54,639,597	56,115,782	54,085,793
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (168,955)	€ (80,348)	€ (375,776)	€ (277,515)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(2,207)	1,016	(2,538)	2,781
Other comprehensive income / (loss) for the period, net of tax		(2,207)	1,016	(2,538)	2,781
Total comprehensive income / (loss)		(171,162)	(79,332)	(378,314)	(274,734)
Attributable to owners of the Company		€ (171,162)	€ (79,332)	€ (378,314)	€ (274,734)

[1]	As of September 30, 2022, a total of 6,937,495 warrants outstanding, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 6,046,356 warrants outstanding as of September 30, 2021, are also considered antidilutive for the periods presented and have not been included in the calculation. The weighted average number of shares takes into account the weighted average effect of changes in treasury shares during the period.